Other Current Liabilities (Details) - Nonrelated Party [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Payables related to property and equipment	¥ 1,736,579		¥ 1,908,520
Deposits from network partners	356,932		1,550,463
Salary and welfare payable	1,454,952		1,231,320
Payables to individual couriers and network partners	1,432,918		1,000,069
Accrued expenses	497,111		364,746
Others	1,093,000		1,181,598
Total	¥ 6,571,492	$ 900,290	¥ 7,236,716